Reinsurance - Effects on Premiums and Benefits (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Premiums
Direct									$ 360	$ 407	$ 336
Assumed									40	42	47
Ceded									(291)	(327)	(226)
Total premium	$ 22	$ 30	$ 26	$ 31	$ 30	$ 30	$ 31	$ 31	109	122	157
Benefits
Direct									1,687	1,466	1,568
Assumed									868	879	749
Ceded									(920)	(827)	(663)
Change in reserves, net of reinsurance									(600)	(614)	(341)
Total benefits									$ 1,035	$ 949	$ 1,313